Subsequent events (Details) - Subsequent Event - Wuxi Kingway Technology Co., Ltd.	Jun. 10, 2022 CNY (¥)
Subsequent Event [Line Items]
Equity interest transferred (in percent)	100.00%
Consideration for equity interest transferred	¥ 1.00